STRATEGIC ALLIANCE WITH QUEST DIAGNOSTICS INCORPORATED	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
STRATEGIC ALLIANCE WITH QUEST DIAGNOSTICS INCORPORATED

NOTE 3: STRATEGIC ALLIANCE WITH QUEST DIAGNOSTICS INCORPORATED

In March 2015, the Company reached an agreement with Quest Diagnostics Incorporated (“Quest Diagnostics”). Pursuant to this agreement, all Ova1 U.S. testing services for Quest Diagnostics customers were transferred to Aspira’s wholly-owned subsidiary, Aspira Labs, as of August 2015. Pursuant to this agreement, as amended as of December 8, 2022, Quest Diagnostics has continued to provide blood draw and logistics support by transporting specimens to Aspira Labs for testing and is billed by Quest Diagnostics for services performed. The purpose of the 2022 amendment was to add OvaWatch to the U.S testing services for Quest Diagnostics customers and to extend the term of the agreement from March 11, 2023 to December 31, 2023. Under the terms of the agreement, as amended, the Company is required to pay an annual fee of $75,000 for the services of a part-time Quest Diagnostics project manager. The parties are continuing to operate under the existing agreement. As of December 31, 2023, the Company has $346,820 accrued and payable to Quest Diagnostics for phlebotomy services rendered on behalf of the Company under the terms of the agreements.